Portfolio of Investments
Wanger USA, March 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.2%
Issuer	Shares	Value ($)
Consumer Discretionary 12.6%
Auto Components 2.2%
Dorman Products, Inc.(a)	84,425	8,665,382
LCI Industries	53,000	7,010,840
Total		15,676,222
Hotels, Restaurants & Leisure 4.8%
Choice Hotels International, Inc.	55,979	6,005,987
Churchill Downs, Inc.	46,872	10,659,630
Planet Fitness, Inc., Class A(a)	78,100	6,037,130
Wendy’s Co. (The)	214,000	4,335,640
Wingstop, Inc.	61,550	7,827,314
Total		34,865,701
Household Durables 0.9%
Skyline Champion Corp.(a)	148,128	6,704,273
Internet & Direct Marketing Retail 0.4%
Poshmark, Inc., Class A(a),(b)	76,860	3,120,516
Leisure Products 0.9%
Brunswick Corp.	69,423	6,620,871
Specialty Retail 3.4%
Boot Barn Holdings, Inc.(a)	145,062	9,038,813
Five Below, Inc.(a)	53,558	10,218,331
Vroom, Inc.(a)	126,944	4,949,547
Total		24,206,691
Total Consumer Discretionary		91,194,274
Consumer Staples 2.7%
Food & Staples Retailing 1.1%
BJ’s Wholesale Club Holdings, Inc.(a)	180,158	8,081,888
Household Products 1.1%
WD-40 Co.	26,414	8,087,438
Personal Products 0.5%
Inter Parfums, Inc.	49,201	3,489,827
Total Consumer Staples		19,659,153
Financials 7.4%
Banks 0.8%
Lakeland Financial Corp.	75,581	5,229,450
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 3.9%
Foresight Acquisition Corp.(a)	999,623	9,936,253
GCM Grosvenor, Inc., Class A	340,000	4,046,000
Hamilton Lane, Inc., Class A	63,873	5,656,593
Houlihan Lokey, Inc.	129,958	8,643,506
Total		28,282,352
Consumer Finance 1.9%
FirstCash, Inc.	87,430	5,741,528
Upstart Holdings, Inc.(a),(b)	62,557	8,061,095
Total		13,802,623
Thrifts & Mortgage Finance 0.8%
Merchants Bancorp	140,519	5,893,367
Total Financials		53,207,792
Health Care 32.3%
Biotechnology 14.0%
ACADIA Pharmaceuticals, Inc.(a)	195,101	5,033,606
Acceleron Pharma, Inc.(a)	87,772	11,902,761
Anika Therapeutics, Inc.(a)	189,907	7,746,306
Arcus Biosciences, Inc.(a)	207,544	5,827,835
CRISPR Therapeutics AG(a)	50,569	6,161,833
Fate Therapeutics, Inc.(a)	161,762	13,337,277
Immunogen, Inc.(a)	1,253,000	10,149,300
Insmed, Inc.(a)	313,998	10,694,772
Kiniksa Pharmaceuticals Ltd., Class A(a)	272,453	5,043,105
Kura Oncology, Inc.(a)	356,018	10,064,629
Mirati Therapeutics, Inc.(a)	45,106	7,726,658
Natera, Inc.(a)	75,101	7,625,756
Total		101,313,838
Health Care Equipment & Supplies 5.9%
Atrion Corp.	9,619	6,168,761
Eargo, Inc.(a),(b)	206,402	10,309,780
Globus Medical, Inc., Class A(a)	158,667	9,784,994
Haemonetics Corp.(a)	78,873	8,755,692
SI-BONE, Inc.(a)	236,586	7,525,800
Total		42,545,027
Wanger USA | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Wanger USA, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 6.6%
Amedisys, Inc.(a)	33,632	8,905,417
Chemed Corp.	22,348	10,276,057
Corvel Corp.(a)	86,530	8,877,113
LHC Group, Inc.(a)	53,175	10,167,592
National Research Corp., Class A(a)	202,640	9,489,631
Total		47,715,810
Health Care Technology 0.5%
American Well Corp., Class A(a)	235,906	4,097,687
Life Sciences Tools & Services 3.0%
NanoString Technologies, Inc.(a)	125,759	8,263,624
Pacific Biosciences of California, Inc.(a)	285,100	9,496,681
Repligen Corp.(a)	19,533	3,797,410
Total		21,557,715
Pharmaceuticals 2.3%
Nektar Therapeutics(a)	235,000	4,700,000
Nuvation Bio, Inc.(a),(b)	502,000	5,245,900
Reata Pharmaceuticals, Inc., Class A(a)	67,450	6,724,765
Total		16,670,665
Total Health Care		233,900,742
Industrials 14.9%
Aerospace & Defense 2.2%
BWX Technologies, Inc.	131,500	8,671,110
Curtiss-Wright Corp.	59,144	7,014,478
Total		15,685,588
Commercial Services & Supplies 0.6%
Unifirst Corp.	18,738	4,191,878
Construction & Engineering 0.2%
Comfort Systems U.S.A., Inc.	13,746	1,027,788
Electrical Equipment 3.8%
Atkor, Inc.(a)	100,478	7,224,368
Plug Power, Inc.(a)	284,300	10,189,312
Shoals Technologies Group, Inc., Class A(a)	297,915	10,361,484
Total		27,775,164
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 2.3%
ITT, Inc.	119,777	10,888,927
SPX Corp.(a)	17,285	1,007,197
Watts Water Technologies, Inc., Class A	41,450	4,924,675
Total		16,820,799
Professional Services 3.1%
Exponent, Inc.	153,972	15,004,571
ICF International, Inc.	86,210	7,534,754
Total		22,539,325
Road & Rail 1.5%
Saia, Inc.(a)	47,643	10,985,523
Trading Companies & Distributors 1.2%
SiteOne Landscape Supply, Inc.(a)	51,386	8,773,646
Total Industrials		107,799,711
Information Technology 22.4%
Communications Equipment 0.9%
Calix, Inc.(a)	181,699	6,297,687
Electronic Equipment, Instruments & Components 2.1%
Badger Meter, Inc.	92,008	8,563,185
ePlus, Inc.(a)	69,442	6,919,201
Total		15,482,386
IT Services 1.9%
DigitalOcean Holdings, Inc.(a)	155,359	6,545,275
Endava PLC, ADR(a)	75,599	6,402,479
LiveRamp Holdings, Inc.(a)	16,713	867,070
Total		13,814,824
Semiconductors & Semiconductor Equipment 1.8%
Advanced Energy Industries, Inc.	56,822	6,203,258
Inphi Corp.(a)	39,069	6,970,300
Total		13,173,558
Software 15.7%
Blackline, Inc.(a)	89,189	9,668,088
CyberArk Software Ltd.(a)	28,366	3,668,858
Elastic NV(a)	41,064	4,566,317
j2 Global, Inc.(a)	89,625	10,742,452
JFrog Ltd.(a)	154,415	6,851,393
Manhattan Associates, Inc.(a)	119,429	14,018,576

2	Wanger USA | Quarterly Report 2021

Portfolio of Investments   (continued)
Wanger USA, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Medallia, Inc.(a)	208,848	5,824,771
Mimecast Ltd.(a)	162,454	6,532,275
Olo, Inc., Class A(a)	230,194	6,074,820
ON24, Inc.(a),(b)	114,300	5,544,693
Q2 Holdings, Inc.(a)	72,250	7,239,450
Qualys, Inc.(a)	114,365	11,983,165
Sprout Social, Inc., Class A(a)	251,022	14,499,031
Voyager Digital Ltd.(a)	245,278	6,342,889
Total		113,556,778
Total Information Technology		162,325,233
Materials 1.2%
Chemicals 1.2%
Avient Corp.	190,147	8,988,249
Total Materials		8,988,249
Real Estate 2.7%
Real Estate Management & Development 2.7%
Colliers International Group, Inc.(b)	78,000	7,662,720
FirstService Corp.	30,840	4,570,180
Redfin Corp.(a)	111,876	7,449,823
Total		19,682,723
Total Real Estate		19,682,723
Total Common Stocks (Cost $476,078,503)		696,757,877

Limited Partnerships 0.8%
Issuer	Shares	Value ($)
Consumer Discretionary 0.8%
Hotels, Restaurants & Leisure 0.8%
Cedar Fair LP(a)	121,000	6,011,280
Total Consumer Discretionary		6,011,280
Total Limited Partnerships (Cost $3,172,492)		6,011,280

Securities Lending Collateral 2.7%

Dreyfus Government Cash Management Fund, Instutional Shares, 0.030%(c),(d)	19,714,120	19,714,120
Total Securities Lending Collateral (Cost $19,714,120)		19,714,120

Money Market Funds 3.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.067%(c),(e)	27,217,487	27,214,766
Total Money Market Funds (Cost $27,213,890)		27,214,766
Total Investments in Securities (Cost: $526,179,005)		749,698,043
Obligation to Return Collateral for Securities Loaned		(19,714,120)
Other Assets & Liabilities, Net		(5,560,540)
Net Assets		724,423,383

At March 31, 2021, securities and/or cash totaling $1,196,000 were pledged as collateral.
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 Index E-mini	105	06/2021	USD	11,668,125	273,177	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	All or a portion of this security was on loan at March 31, 2021. The total market value of securities on loan at March 31, 2021 was $20,385,612.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2021.
(d)	Investment made with cash collateral received from securities lending activity.
Wanger USA | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Wanger USA, March 31, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
(e)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.067%
	3,273,726	106,138,449	(82,197,409)	—	27,214,766	—	4,376	27,217,487
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Wanger USA | Quarterly Report 2021

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1QT7064_03_L01_(03/21)